Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000164379 [Member] | Western Alliance Bank 2021 CL2 8 669 7 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164379 [Member] | Fannie Mae Connecticut Avenue Securities 13 933 11 25 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164379 [Member] | Chase Auto Owner Trust 2024 4 0 000 11 25 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000164379 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 4 147 8 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164379 [Member] | Chase Auto Owner Trust 2024 5 0 000 1 26 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164379 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 3 846 5 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000164379 [Member] | Ally Auto Receivables Trust 2024 1 0 000 2 16 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164379 [Member] | FARM Mortgage Trust 2023 1 3 037 3 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164379 [Member] | JPMorgan Chase Bank N A CACLN 9 812 2 26 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164379 [Member] | FirstKey Homes 2020 SFR1 Trust 4 781 8 17 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164379 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000164379 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000164379 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164379 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164379 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000164380 [Member] | Western Alliance Bank 2021 CL2 8 669 7 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164380 [Member] | Fannie Mae Connecticut Avenue Securities 13 933 11 25 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164380 [Member] | Chase Auto Owner Trust 2024 4 0 000 11 25 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000164380 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 4 147 8 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164380 [Member] | Chase Auto Owner Trust 2024 5 0 000 1 26 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164380 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 3 846 5 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000164380 [Member] | Ally Auto Receivables Trust 2024 1 0 000 2 16 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164380 [Member] | FARM Mortgage Trust 2023 1 3 037 3 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164380 [Member] | JPMorgan Chase Bank N A CACLN 9 812 2 26 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164380 [Member] | FirstKey Homes 2020 SFR1 Trust 4 781 8 17 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164380 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000164380 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000164380 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164380 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164380 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000164381 [Member] | Western Alliance Bank 2021 CL2 8 669 7 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164381 [Member] | Fannie Mae Connecticut Avenue Securities 13 933 11 25 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164381 [Member] | Chase Auto Owner Trust 2024 4 0 000 11 25 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000164381 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 4 147 8 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164381 [Member] | Chase Auto Owner Trust 2024 5 0 000 1 26 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164381 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 3 846 5 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000164381 [Member] | Ally Auto Receivables Trust 2024 1 0 000 2 16 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164381 [Member] | FARM Mortgage Trust 2023 1 3 037 3 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164381 [Member] | JPMorgan Chase Bank N A CACLN 9 812 2 26 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164381 [Member] | FirstKey Homes 2020 SFR1 Trust 4 781 8 17 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164381 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000164381 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000164381 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164381 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164381 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%